                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-9537
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                     MFS CALIFORNIA INSURED MUNICIPAL FUND
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: August 31, 2007
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ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) CALIFORNIA INSURED MUNICIPAL FUND

8/31/07
QUARTERLY PORTFOLIO HOLDINGS

[graphic omitted]

M F S(R)
INVESTMENT MANAGEMENT

MFS California Insured Municipal Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/07

ISSUER                                                                                           SHARES/PAR             VALUE ($)
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
MUNICIPAL BONDS - 156.2%
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AIRPORT & PORT REVENUE - 7.4%
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Port of Oakland, CA, "K", FGIC, 5.75%, 2029                                                   $   1,000,000          $  1,030,640
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San Diego County, CA, Regional Airport Authority, AMBAC, 5.25%, 2020                                500,000               532,685
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San Diego, CA, Port District Rev., "B", MBIA, 5%, 2029                                            1,250,000             1,275,100
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                                                                                                                     $  2,838,425
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GENERAL OBLIGATIONS - GENERAL PURPOSE - 5.7%
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State of California, 5%, 2022                                                                 $   1,000,000          $  1,021,930
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State of California, AMBAC, 6%, 2017                                                              1,000,000             1,150,370
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                                                                                                                     $  2,172,300
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GENERAL OBLIGATIONS - SCHOOLS - 28.2%
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Allan Hancock, CA, Joint Community College (Election of 2006), "A",
FSA, 4.375%, 2031                                                                             $   1,000,000          $    926,500
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Culver City, CA, School Facilities Financing Authority Rev
(Culver City Unified School District), FSA, 5.50%, 2025                                           1,000,000             1,131,270
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Los Angeles, CA, Unified School District, "A-1", MBIA, 4.5%, 2028 (f)                               500,000               480,010
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Newhall, CA, School District, FGIC, 5%, 2020                                                        500,000               536,385
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Pomona, CA, Unified School District, "A", 6.55%, 2029                                             1,000,000             1,246,930
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Rancho Santiago, CA, Community College District, FSA, 5.125%, 2029                                1,000,000             1,077,920
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Rescue, CA, Union School District (Election 1998), MBIA, 0%, 2026                                 1,125,000               442,890
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San Diego, CA, Unified School District (Election of 1998), "B",
MBIA, 6%, 2019                                                                                    1,000,000             1,157,200
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Temecula Valley, CA, Unified School District, FSA, 5%, 2020                                         500,000               536,935
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Union, CA, Elementary School District, "A", FGIC, 0%, 2018                                        1,630,000             1,001,717
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Vallejo City, CA, Unified School District, "A", MBIA, 5.9%, 2025                                    500,000               570,250
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West Contra Costa, CA, Unified School District, "A", MBIA, 5.7%, 2023                               500,000               554,935
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West Covina, CA, Unified School District, "A", MBIA, 5.8%, 2021                                     500,000               559,515
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Yuba City, CA, Unified School District, FGIC, 0%, 2018                                            1,000,000               617,860
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                                                                                                                     $ 10,840,317
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HEALTHCARE REVENUE - HOSPITALS - 4.4%
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California Statewide Communities Development Authority Rev. (Catholic West),
6.5%, 2010 (c)                                                                                $     145,000          $    157,263
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California Statewide Communities Development Authority Rev
(Daughters of Charity Health), "A", 5.25%, 2030                                                     500,000               486,990
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Oakland, CA, Rev. (Harrison Foundation), "A", AMBAC, 6%, 2010 (c)                                 1,000,000             1,052,720
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                                                                                                                     $  1,696,973
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HEALTHCARE REVENUE - LONG TERM CARE - 6.0%
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ABAG Finance Authority for Non-Profit Corps. (Odd Fellows Home),
MBIA, 6%, 2024                                                                                $   2,000,000          $  2,023,280
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California Statewide Communities Development Authority Rev
(Eskaton Properties, Inc.), 8.25%, 2010 (c)                                                         250,000               283,695
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                                                                                                                     $  2,306,975
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MISCELLANEOUS REVENUE - OTHER - 2.6%
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San Francisco, CA, City & County Redevelopment Agency, Hotel Tax Rev.,
FSA, 6.75%, 2025                                                                              $   1,000,000          $  1,001,200
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SINGLE FAMILY HOUSING - LOCAL - 0.1%
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California Rural Home Mortgage Finance Authority Rev., Mortgage Backed
Securities Program, "A", 6.35%, 2029                                                          $      30,000          $     30,121
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California Rural Home Mortgage Finance Authority Rev., Mortgage
Backed Securities Program, "B4", GNMA, 6.35%, 2029                                                   25,000                25,160
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                                                                                                                     $     55,281
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SINGLE FAMILY HOUSING - STATE - 2.6%
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California Housing Finance Agency Rev., Home Mortgage, "N",
FGIC, 5.05%, 2026                                                                             $     995,000          $    985,548
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SOLID WASTE REVENUE - 1.3%
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Salinas Valley, CA, Solid Waste Authority Rev., AMBAC, 5.125%, 2022                           $     500,000          $    509,410
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STATE & LOCAL AGENCIES - 22.3%
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California Public Works Board Lease Rev., Department of Mental Health
(Coalinga), "A", 5.5%, 2019                                                                   $     500,000          $    533,840
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Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
Rev., Enhanced, "A", FGIC, 5%, 2035                                                               1,000,000             1,012,080
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Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev.,
Enhanced, "A", FGIC, 5%, 2038                                                                     1,000,000             1,010,150
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Huntington Park, CA, Public Financing Authority Rev., "A", FSA, 5.25%, 2019                       1,000,000             1,074,830
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Los Angeles County, CA, Schools Regionalized Business Service Corp.,
Capital Appreciation Pooled Financing, "A", AMBAC, 0%, 2018                                       2,020,000             1,232,766
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Los Angeles County, CA, Schools Regionalized Business Service Corp., Capital Appreciation
Pooled Financing, "A", AMBAC, 0%, 2023                                                            2,220,000             1,016,804
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Pacifica, CA, Certificates of Participation (Street Improvement Project),
AMBAC, 5.875%, 2009 (c)                                                                           1,500,000             1,599,810
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Sacramento, CA, City Financing Authority (Master Lease Program Facilities),
"E", AMBAC, 5.25%, 2026                                                                           1,000,000             1,087,690
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                                                                                                                     $  8,567,970
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TAX - OTHER - 4.8%
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Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana
Redevelopment), "A", N, AMBAC, 5%, 2029                                                       $   1,000,000          $  1,022,620
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Southern California Logistics Airport Authority (Southern California Authority Project),
XLCA, 5%, 2043                                                                                      820,000               820,000
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                                                                                                                     $  1,842,620
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TAX ASSESSMENT - 12.9%
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Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort),
"2000-1", 6.45%, 2031                                                                         $     100,000          $    104,480
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Lancaster, CA, Financing Authority, Tax Allocation Rev. (Projects No. 5 & 6 Redevelopment
Projects), MBIA, 5.25%, 2020                                                                      1,075,000             1,166,956
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Long Beach, CA, Bond Finance Authority, Tax Allocation Rev., "C", AMBAC, 5.5%, 2031                 750,000               827,355
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Oceanside, CA, Community Development Commission, Tax Allocation (Downtown Redevelopment
Project Escrow Bonds), 5.7%, 2025                                                                   500,000               514,015
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Orange County, CA, Community Facilities District, Special Tax (Ladera Ranch),
"A", 6.7%, 2009 (c)                                                                                 200,000               215,308
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San Jose, CA, Redevelopment Agency, Tax Allocation (Merged Area Redevelopment Project),
"C", MBIA, 4.25%, 2030                                                                            1,000,000               895,880
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San Jose, CA, Redevelopment Agency, Tax Allocation (Merged Area Redevelopment Project),
"D", AMBAC, 5%, 2021                                                                              1,200,000             1,249,428
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                                                                                                                     $  4,973,422
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TOBACCO - 4.7%
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Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed,
"A-1", 5%, 2033                                                                               $   1,000,000          $    905,120
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Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed,            1,000,000               885,870
"A-1", 5.125%, 2047
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                                                                                                                     $  1,790,990
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TOLL ROADS - 1.4%
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California Infrastructure & Economic Development Bank Rev. (Bay Area Toll Bridges - 1st
Lien), "A", AMBAC, 5.125%, 2026 (c)                                                           $     500,000          $    536,720
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TRANSPORTATION - SPECIAL TAX - 4.7%
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Puerto Rico Highway & Transportation Authority, Highway Rev., "Y", FSA, 5.5%, 2016 (c)        $   1,000,000          $  1,115,250
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San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Rev., "A", MBIA, 5%, 2030             685,000               701,426
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                                                                                                                     $  1,816,676
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UNIVERSITIES - COLLEGES - 9.7%
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California Educational Facilities Authority Rev. (Pepperdine University), "A",
AMBAC, 5%, 2035                                                                               $   1,000,000          $  1,014,760
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California Educational Facilities Authority Rev., Pooled College & University
Projects, "B", 6.625%, 2010 (c)                                                                     250,000               269,770
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California University Rev., "C", MBIA, 5%, 2029                                                   1,500,000             1,539,300
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University Enterprises, Inc. (Auxiliary Organization), "A", FGIC, 4.375%, 2030                    1,000,000               923,990
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                                                                                                                     $  3,747,820
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UTILITIES - INVESTOR OWNED - 8.3%
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California Pollution Control Financing Authority, Pollution Control Rev. (Pacific
Gas & Electric Co.), MBIA, 5.35%, 2016                                                        $   1,000,000          $  1,052,250
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California Pollution Control Financing Authority, Pollution Control Rev. (San Diego
Gas & Electric Co.), "A", 6.8%, 2015                                                                500,000               567,070
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California Pollution Control Financing Authority, Pollution Control Rev. (Southern
CA Edison Co.), "B", MBIA, 5.45%, 2029                                                            1,500,000             1,554,750
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                                                                                                                     $  3,174,070
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WATER & SEWER UTILITY REVENUE - 29.1%
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Culver City, CA, Wastewater Facilities Rev., "A", FGIC, 5.7%, 2029                            $   1,500,000          $  1,581,044
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El Dorado, CA, Irrigation District, Certificates of Participation, "A", FGIC, 5%, 2021            1,000,000             1,034,690
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Elsinore Valley, CA, Municipal Water District, Certificates of Participation, FGIC,
5.375%, 2018                                                                                      1,160,000             1,272,195
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Los Angeles County, CA, Sanitation Districts Financing Authority (Capital Projects
District No. 20), "A", AMBAC, 4.5%, 2032                                                          1,000,000               924,050
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Los Angeles, CA, Department of Water & Power, Waterworks Rev., "A-2", AMBAC, 5%, 2027             1,000,000             1,031,600
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Los Angeles, CA, Department of Water & Power, Waterworks Rev., "C", MBIA, 5%, 2022                1,000,000             1,035,570
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Metropolitan Water District of Southern California Waterworks Rev., "A", FSA, 5%, 2030            1,000,000             1,025,970
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Pico Rivera, CA, Water Authority Rev. (Water Systems Project), "A", MBIA, 5.5%, 2029              2,000,000             2,259,500
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Westlands, CA, Water District Rev., Certificates of Participation, "A", MBIA, 5%, 2030            1,000,000             1,009,940
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                                                                                                                     $ 11,174,559
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  TOTAL MUNICIPAL BONDS                                                                                              $ 60,031,276
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FLOATING RATE DEMAND NOTES - 5.2%
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Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "B", 3.95%, due 9/04/07       $     300,000          $    300,000
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Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "A ", 3.95%, due 9/04/07          1,200,000             1,200,000
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Mt. Vernon Industrial Pollution Control Rev. (General Electric Co. Project),
3.95%, due 9/04/07                                                                                  400,000               400,000
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Sevier County, TN, Public Building Authority, 3.55%, due 9/06/07                                    100,000               100,000
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  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $  2,000,000
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  TOTAL INVESTMENTS(k)                                                                                               $ 62,031,276
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OTHER ASSETS, LESS LIABILITIES - 2.2%                                                                                     847,119
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PREFERRED SHARES (ISSUED BY THE TRUST) - (63.6)%                                                                      (24,450,000)
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  NET ASSETS APPLICABLE TO COMMON SHARES - 100.0%                                                                    $ 38,428,395
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(c) Refunded bond.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of August 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $60,031,276 and 96.78% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

The following abbreviations are used in this report and are defined:

Insurers
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AMBAC    AMBAC Indemnity Corp.
FGIC     Financial Guaranty Insurance Co.
FSA      Financial Security Assurance Inc.
GNMA     Government National Mortgage Assn.
MBIA     MBIA Insurance Corp.
XLCA     XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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
MFS CALIFORNIA INSURED MUNICIPAL FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 8/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                      $60,631,242
                                                                                    ===========
Gross unrealized appreciation                                                       $2,246,410
Gross unrealized depreciation                                                         (846,376)
                                                                                    ----------
      Net unrealized appreciation (depreciation)                                    $1,400,034
                                                                                    ==========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS OUTSTANDING AT 8/31/07

                                                                                                              UNREALIZED
                                                                                                            APPRECIATION
DESCRIPTION                               CONTRACTS               VALUE            EXPIRATION DATE        (DEPRECIATION)
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
U.S. Treasury Bond (Short)                   115               $12,829,688            Dec-07               $  (12,980)
U.S. Treasury Note 10 yr (Short)             227                24,753,641            Dec-07                 (119,615)
                                                                                                           $ (132,595)

At August 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA INSURED MUNICIPAL FUND
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By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 16, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 16, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2007
      ----------------


* Print name and title of each signing officer under his or her signature.